Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499
December 7, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Merrill Lynch Retirement Power® Merrill Lynch Life Variable Annuity Separate Account A Transamerica Advisors Life Insurance Company (File No. 333-90243)
Commissioners:
On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and Statement of Additional Information supplements dated December 3, 2010, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.
If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.
Sincerely,
/s/  Darin D. Smith
Darin D. Smith
General Counsel
cc: Mary E. Thornton, Esq.